BORROWINGS - Long-term (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
BORROWINGS
Long-term bank borrowings	¥ 3,329,075		¥ 590,013
Long-term financings associated with failed sale-leaseback transactions	15,125,251
Less: Current portion of long-term borrowings	(969,811)		(99,256)
Total long-term borrowings	13,022,795	$ 1,888,128	9,896,455
Financings associated with failed sale lease back transactions
BORROWINGS
Long-term financings associated with failed sale-leaseback transactions	2,595,686		2,756,452
Less: Current portion of financings associated with failed sale-leaseback transactions	(1,132,645)		(1,272,284)
Other Long Term Debt [Member]
BORROWINGS
Long-term financings associated with failed sale-leaseback transactions	¥ 9,200,490		¥ 7,921,530